Note 15 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk - Hedging Derivatives Breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	€ 2,485	€ 2,833	€ 3,538
HEDGING DERIVATIVES, LIABILITIES	2,880	2,347	2,726
Interest Rate [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	1,141	1,154	1,660
HEDGING DERIVATIVES, LIABILITIES	850	974	875
Interest Rate [Member] | OTC Options [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	100	125	187
HEDGING DERIVATIVES, LIABILITIES	111	118	128
Interest Rate [Member] | OTC Other [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	1,041	1,029	1,473
HEDGING DERIVATIVES, LIABILITIES	739	856	747
Interest Rate [Member] | Organized Market Options [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Interest Rate [Member] | Organized Market Other [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Equity Risk [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	12
HEDGING DERIVATIVES, LIABILITIES	0	50	74
Equity Risk [Member] | OTC Options [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	50	72
Equity Risk [Member] | OTC Other [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	12
HEDGING DERIVATIVES, LIABILITIES	0	0	2
Equity Risk [Member] | Organized Market Options [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Equity Risk [Member] | Organized Market Other [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Foreign Exchange And Gold Risk [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	625	817	675
HEDGING DERIVATIVES, LIABILITIES	511	553	389
Foreign Exchange And Gold Risk [Member] | OTC Options [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Foreign Exchange And Gold Risk [Member] | OTC Other [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	625	817	675
HEDGING DERIVATIVES, LIABILITIES	511	553	388
Foreign Exchange And Gold Risk [Member] | Organized Market Options [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Foreign Exchange And Gold Risk [Member] | Organized Market Other [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Credit Risk [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Commodities Risk [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Other Risk [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Fair Value Risk [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	1,766	1,970	2,347
HEDGING DERIVATIVES, LIABILITIES	1,362	1,577	1,337
Interest Rate Hedging Derivatives [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	244	194	204
HEDGING DERIVATIVES, LIABILITIES	533	358	319
Interest Rate Hedging Derivatives [Member] | OTC Options [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Interest Rate Hedging Derivatives [Member] | OTC Other [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	242	186	204
HEDGING DERIVATIVES, LIABILITIES	533	358	318
Interest Rate Hedging Derivatives [Member] | Organized Market Options [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Interest Rate Hedging Derivatives [Member] | Organized Market Other [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	2	8	0
HEDGING DERIVATIVES, LIABILITIES	0	0	1
Equity [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Foreign exchange and gold [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	119	248	242
HEDGING DERIVATIVES, LIABILITIES	714	118	34
Foreign exchange and gold [Member] | OTC Options [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	89	42
HEDGING DERIVATIVES, LIABILITIES	0	70	12
Foreign exchange and gold [Member] | OTC Other [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	119	160	200
HEDGING DERIVATIVES, LIABILITIES	714	48	22
Foreign exchange and gold [Member] | Organized Market Options [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Foreign exchange and gold [Member] | Organized Market Other [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Credit [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Comodities [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Cash Flow Risk Member [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	363	442	446
HEDGING DERIVATIVES, LIABILITIES	1,247	476	353
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	301	362	47
HEDGING DERIVATIVES, LIABILITIES	15	79	304
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	46	55	697
HEDGING DERIVATIVES, LIABILITIES	256	214	732
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	9	4	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Derivatives Hedge accounting [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	2,485	2,833	3,538
HEDGING DERIVATIVES, LIABILITIES	2,880	2,347	2,726
Of which: OTC Credit Institutions [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	1,829	2,381	3,413
HEDGING DERIVATIVES, LIABILITIES	2,527	2,103	2,366
Of which: OTC Other Financial Corporations [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	651	435	95
HEDGING DERIVATIVES, LIABILITIES	234	165	256
OTC Other [Member]
Detailed information about hedging instruments Line Items
HEDGING DERIVATIVES, ASSETS	2	9	29
HEDGING DERIVATIVES, LIABILITIES	€ 120	€ 79	€ 103